Other liabilities - Summary of Other Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure Of Other Liabilities [abstract]
Cash collateral	$ 16,195	$ 13,907
Accounts payable and accrued expenses	1,598	1,531
Payroll and related compensation	7,416	7,073
Payable to brokers, dealers and clients	3,241	4,078
Negotiable instruments	1,671	1,693
Accrued interest payable	3,496	3,072
Deferred income	2,563	2,259
Taxes payable	2,202	2,071
Precious metals certificates	431	346
Dividends payable	1,567	1,482
Insurance related liabilities	387	364
Deferred income taxes	82	84	$ 97
Provisions	581	507
Employee benefit liabilities	2,699	1,902
Commodity liabilities	8,487	7,315
Other	5,521	5,438
Other liabilities	$ 58,137	$ 53,122